CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 98,714	$ 70,538
Marketable securities	72,994	86,372
Short-term bank deposits	104,073	173,678
Trade receivables, net	16,823	20,267
Other current assets and prepaid expenses	14,242	9,529
Inventories	14,030	15,544
Total current assets	320,876	375,928
LONG-TERM INVESTMENTS:
Marketable securities	29,523	33,131
Long-term bank deposits	114,354	0
Other assets	2,171	2,166
Total long-term investments	146,048	35,297
Property and equipment, net	15,632	18,221
Operating lease right-of-use assets	18,456	20,777
Intangible assets, net	11,750	15,718
Goodwill	68,008	68,008
Other long-term assets	37,906	37,967
Total assets	618,676	571,916
CURRENT LIABILITIES:
Trade payables	5,581	4,298
Deferred revenues	106,303	105,012
Operating lease liabilities	4,750	4,684
Employees and payroll accruals	32,023	27,448
Other payables and accrued expenses	19,813	13,573
Total current liabilities	168,470	155,015
LONG-TERM LIABILITIES:
Deferred revenues	64,708	60,499
Operating lease liabilities	13,519	16,020
Other long-term liabilities	14,904	17,108
Total long-term liabilities	93,131	93,627
COMMITMENTS AND CONTINGENT LIABILITIES
Share capital -
Ordinary shares of New Israeli Shekel (“NIS”) 0.05 par value -Authorized: 90,000,000 at December 31, 2024 and 2023;Issued: 63,008,264 and 62,099,850 shares at December 31, 2024 and 2023, respectively;Outstanding: 42,554,602 and 41,698,876 shares at December 31, 2024 and 2023, respectively	754	742
Additional paid-in capital	555,154	529,209
Treasury shares 20,453,662 and 20,400,974 of ordinary shares at December 31, 2024 and 2023, respectively	(366,588)	(365,749)
Accumulated other comprehensive income	1,103	77
Retained earnings	125,850	119,812
Total Radware Ltd. shareholders' equity	316,273	284,091
Non-controlling interest	40,802	39,183
Total shareholders’ equity	357,075	323,274
Total liabilities and shareholders’ equity	$ 618,676	$ 571,916